Fair Value of Financial Instruments - Assets and Liabilities at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	$ 4,418	$ 0
Derivative financial instruments	(2,065)	(9,370)	(1,792)
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	0	0	0
Total assets at fair value	0	0	0
Derivative financial instruments	0	0	0
Earnout liability			0
Total liabilities at fair value	0	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	4,418	0	89
Total assets at fair value	4,418	0	89
Derivative financial instruments	(2,065)	(9,370)	(1,792)
Earnout liability			0
Total liabilities at fair value	(2,065)	(9,370)	(1,792)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	0	0	0
Total assets at fair value	0	0	0
Derivative financial instruments	0	0	0
Earnout liability			(2,481)
Total liabilities at fair value	0	0	(2,481)
Fair Value, Measurements, Recurring | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	4,418	0	89
Total assets at fair value	4,418	0	89
Derivative financial instruments	(2,065)	(9,370)	(1,792)
Earnout liability			(2,481)
Total liabilities at fair value	$ (2,065)	$ (9,370)	$ (4,273)